UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05611

Name of Fund:  BlackRock MuniVest Fund, Inc. (MVF)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest Fund, Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 5/01/34	$1,850	$2,055,276
5.38%, 12/01/35	1,000	1,112,170
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	7,610	8,652,190

		11,819,636
Alaska — 0.7%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,261,510
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,250	1,008,838

		4,270,348
Arizona — 3.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/40	2,000	2,160,100
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 7/01/33	2,245	2,492,938
6.88%, 7/01/44	3,440	3,840,347
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	600	601,218
Basis Schools, Inc. Projects, 5.00%, 7/01/45	760	745,233
Legacy Traditional School Projects, 5.00%, 7/01/45	700	659,421
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	3,300	3,570,930
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	5,725	6,317,595

		20,387,782
California — 7.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	5,000	5,426,650

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB (continued):
Sutter Health, Series B, 6.00%, 8/15/42	$5,600	$6,325,872
California Health Facilities Financing Authority, Refunding RB, Dignity Health, Series A, 6.00%, 7/01/34	1,055	1,152,440
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	1,200	1,291,692
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.16%, 5/01/17 (b)	5,710	5,709,086
Los Angeles Community College District, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (c)	9,585	10,715,455
Oakland Unified School District/Alameda County, GO, Series A, 5.00%, 8/01/40	1,000	1,095,610
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 8/01/46 (d)	10,000	2,601,700
State of California, GO, Various Purposes, 6.50%, 4/01/33	9,675	10,711,676

		45,030,181
Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,500	2,676,450
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 6/01/45	7,000	7,275,100
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	1,000	1,014,710

BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	$385	$422,976

		11,389,236
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,692,275
District of Columbia — 0.2%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	415	443,867
5.25%, 10/01/44	650	697,931

		1,141,798
Florida — 9.4%
City of Jacksonville Florida, Refunding RB, Brooks Rehabilitation Project, 4.00%, 11/01/40	1,770	1,653,428
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	2,345	2,230,892
County of Miami-Dade Florida, GO, Building Better Communities Program (c):
Series B, 6.38%, 7/01/18	4,630	5,008,317
Series B-1, 5.63%, 7/01/18	5,000	5,349,800
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	3,750	3,997,538
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.00%, 10/01/40	10,000	10,208,600
Series A-1, 5.38%, 10/01/41	10,290	11,289,262
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 4/01/45	4,625	5,007,811
County of Miami-Dade Florida Expressway Authority, RB, Toll System, Series A (AGM), 5.00%, 7/01/35	8,900	9,717,643
Orange County Health Facilities Authority, Refunding RB:
Series A, 5.00%, 10/01/39	2,000	2,159,520

Municipal Bonds	Par (000)	Value
Florida (continued)
Orange County Health Facilities Authority, Refunding RB (continued):
Series B, 5.00%, 10/01/44	$1,000	$1,068,850

		57,691,661
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 1/01/29	1,070	1,155,974
County of DeKalb Georgia Hospital Authority, Refunding RB, DeKalb Medical Center, Inc. Project, 6.13%, 9/01/40	3,570	3,896,655
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	3,335	3,602,834

		8,655,463
Hawaii — 0.9%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,483,450
Illinois — 10.8%
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	4,640	4,654,245
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,254,155
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 1/01/39	1,000	1,040,420
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	1,330	1,379,077
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,325,050
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (c)	9,700	10,667,866
Memorial Health System, Series A, 5.25%, 7/01/44	1,785	1,876,071
Illinois Finance Authority, Refunding RB:
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	9,000	9,954,180

2	BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
OSF Healthcare System, 6.00%, 5/15/20 (c)	$3,205	$3,665,975
OSF Healthcare System, 6.00%, 5/15/39	1,785	1,967,052
Presence Health Network, Series C, 4.00%, 2/15/41	2,205	1,858,969
Presence Health Network, Series C, 5.00%, 2/15/41	3,600	3,651,516
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	2,645	3,008,026
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,595	1,795,157
Series C (NPFGC), 7.75%, 6/01/20	2,865	3,203,786
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,013,500

		66,315,045
Indiana — 1.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	2,250	2,657,317
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	2,640	2,699,321
Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 3/01/39	3,000	3,255,030

		8,611,668
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,500	4,354,605
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	1,000	971,240

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed (continued):
Series C, 5.63%, 6/01/46	$2,500	$2,304,200

		7,630,045
Kansas — 0.7%
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 9/01/40	3,700	4,004,843
Kentucky — 3.2%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Norton Healthcare, Inc., 4.00%, 10/01/35	2,585	2,501,685
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 9/01/39	1,000	1,071,910
Kentucky Economic Development Finance Authority, Refunding RB, Hospital Facilities, St. Elizabeth Medical Center, Inc., Series A, 5.50%, 5/01/19 (c)	8,000	8,772,240
Lexington-Fayette Urban County Airport Board, Refunding GARB, Series A, 5.00%, 7/01/19 (c)	7,000	7,628,460

		19,974,295
Louisiana — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,950,975
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40 (b)	2,210	2,309,914
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 5/15/31	3,420	3,652,629
5.25%, 5/15/32	4,375	4,710,694
5.25%, 5/15/33	4,750	5,090,195

BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 5/15/35	$1,500	$1,612,125

		20,326,532
Maine — 1.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	5,000	5,321,450
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 2/01/34	1,190	1,191,178

		6,512,628
Maryland — 3.0%
Maryland Community Development Administration, HRB, S/F Housing, Series H, AMT, 5.10%, 9/01/37	1,405	1,416,366
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	3,250	3,279,705
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 1/01/21 (c)	2,000	2,347,340
Meritus Medical Center Issue, 5.00%, 7/01/40	6,350	6,731,572
University of Maryland Medical System, 5.00%, 7/01/34	2,100	2,196,243
University of Maryland Medical System, 5.13%, 7/01/39	2,100	2,197,923

		18,169,149
Massachusetts — 3.5%
Massachusetts Bay Transportation Authority, Refunding RB, General Transportation System, Series A, 7.00%, 3/01/19	1,100	1,142,350
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A (e):
5.00%, 1/01/47	845	864,443
5.25%, 1/01/42	1,895	1,994,886
Massachusetts HFA, RB, AMT:
M/F Housing, Series A, 5.20%, 12/01/37	2,865	2,913,476
S/F Housing, Series 130, 5.00%, 12/01/32	2,055	2,056,952

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$5,330	$5,626,881
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19 (f)	6,685	7,113,509

		21,712,497
Michigan — 2.4%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	2,500	2,704,550
Michigan State Hospital Finance Authority, Refunding RB, McLaren Health Care, Series A, 5.75%, 5/15/18 (c)	7,285	7,754,591
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (c)	4,100	4,601,512

		15,060,653
Minnesota — 0.3%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	1,500	1,534,140
Mississippi — 4.9%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 4/01/22	9,160	10,856,615
Series B, 6.70%, 4/01/22	4,500	5,293,260
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	9,305	9,626,302
Mississippi Development Bank, Refunding RB, Municipal Energy Agency Of Mississippi, Series A (AGM), 4.00%, 3/01/41	4,500	4,317,345

		30,093,522
Nebraska — 1.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	6,200	6,613,850

4	BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Housing Finance Authority, Refunding RB, S/F Housing, Acquisition, Series H, AMT, 5.15%, 1/01/40	$4,430	$4,446,568
New Jersey — 9.3%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	1,400	1,336,846
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,530	1,683,046
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,050	1,147,955
Private Activity Bond, Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	10,000	10,924,600
School Facilities Construction, Series UU, 5.00%, 6/15/40	3,390	3,348,337
New Jersey EDA, Refunding RB:
5.25%, 6/15/19 (c)	2,650	2,898,014
5.25%, 12/15/33	7,350	7,472,010
New Jersey Health Care Facilities Financing Authority, Refunding RB, RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	3,255	3,455,996
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	165	169,859
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	7,260	2,200,288
Transportation Program, Series AA, 5.25%, 6/15/33	8,750	8,899,887
Transportation Program, Series AA, 5.25%, 6/15/41	780	788,003
Transportation Program, Series AA, 5.00%, 6/15/44	4,450	4,339,462
Transportation System, Series B, 5.50%, 6/15/31	8,000	8,358,560

		57,022,863
New York — 7.3%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	545	585,826

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	$4,150	$4,503,289
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	3,500	3,614,940
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	4,435	4,126,723
Metropolitan Transportation Authority, RB, Series C:
6.25%, 11/15/18 (c)	25	27,453
6.25%, 11/15/18 (c)	2,595	2,849,595
6.50%, 11/15/18 (c)	925	1,020,220
6.50%, 11/15/18 (c)	11,135	12,281,237
6.25%, 11/15/23	625	684,563
6.50%, 11/15/28	2,865	3,150,669
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2 (a):
5.15%, 11/15/34	460	470,718
5.38%, 11/15/40	1,145	1,182,590
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	2,400	2,466,192
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	2,050	2,147,723
5.00%, 8/01/31	2,305	2,337,685
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,582,907

		45,032,330
Ohio — 3.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,875	3,100,486
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,690	1,845,142

BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	$1,915	$2,255,430
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	9,230	10,197,489
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.50%, 5/01/34	5,470	5,900,598

		23,299,145
Oklahoma — 0.5%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 9/01/37	3,215	3,104,726
Pennsylvania — 5.1%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities, Rieder House Project, Series A, 6.10%, 7/01/33	1,215	1,220,395
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 7/01/43	5,000	4,951,850
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	4,170	4,013,333
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38 (e)	3,925	4,234,957
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	195	210,655
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Finco LP, AMT, 5.00%, 12/31/38	2,565	2,639,693
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	3,850	3,849,846
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage, Series 121, 3.10%, 10/01/36	3,480	3,111,189
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	5,005	5,409,754
Series A-1, 5.00%, 12/01/46	440	473,418
Series B, 5.00%, 12/01/40	1,110	1,196,702

		31,311,792

Municipal Bonds	Par (000)	Value
Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing, LifeSpan Obligation Group, 5.00%, 5/15/39	$1,425	$1,507,493
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	6,820	6,524,421
5.00%, 6/01/50	2,000	1,921,540

		9,953,454
South Carolina — 0.7%
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,800	4,147,130
Texas — 11.1%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 1/01/40	1,215	1,288,908
5.00%, 1/01/45	3,500	3,733,765
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/21(c)	1,000	1,150,660
6.00%, 1/01/21(c)	4,300	4,989,892
Series A, 5.00%, 1/01/43	6,925	7,287,939
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	2,665	2,813,361
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (c)	850	1,073,015
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (c):
7.13%, 12/01/18	3,500	3,906,805
7.25%, 12/01/18	5,400	6,040,980
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (c):
6.00%, 8/15/20	370	427,113
6.00%, 8/15/20	4,630	5,344,687

6	BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	$875	$885,124
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., Series A, 6.25%, 8/15/19 (c)	925	1,040,116
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,100	1,199,825
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	500	511,600
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 1/01/33	1,600	1,761,856
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 12/01/42	1,000	1,023,800
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 1/01/19 (c)	2,845	3,115,303
1st Tier System, 6.25%, 1/01/39	655	708,088
5.00%, 1/01/38	5,000	5,465,150
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	8,000	9,134,240
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	5,355,270

		68,257,497
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.38%, 6/15/22	30	29,098
Virginia — 4.0%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A (e):
5.38%, 3/01/36	430	411,656
5.50%, 3/01/46	1,475	1,406,914

Municipal Bonds	Par (000)	Value
Virginia (continued)
City of Portsmouth Virginia, GO, Refunding Series D:
5.00%, 7/15/20(c)	$3,030	$3,386,570
5.00%, 7/15/34	75	82,224
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc. (c):
5.13%, 10/01/17	2,000	2,070,200
5.13%, 10/01/17	6,015	6,226,127
Tobacco Settlement Financing Corp., Refunding RB, Convertible, Senior, Series B2, 5.20%, 6/01/46	3,750	3,161,250
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
6.00%, 1/01/37	2,150	2,412,386
5.50%, 1/01/42	5,140	5,493,992

		24,651,319
Washington — 2.1%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,010	4,495,932
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	7,000	7,490,070
Washington State Housing Finance Commission, RB, Heron’s Key, Series A (a):
6.75%, 7/01/35	265	267,812
7.00%, 7/01/45	590	601,947

		12,855,761
West Virginia — 0.4%
West Virginia Hospital Finance Authority, Refunding RB, Improvement, Charleston Area Medical Center, Inc., Series A, 5.63%, 9/01/32	2,500	2,666,575
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	6,100	6,410,002

BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds	Par (000)	Value
Wyoming — 1.2%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	$4,500	$4,909,770
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,500	2,489,175

		7,398,945
Total Municipal Bonds — 113.1%		695,707,902

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Arizona — 0.6%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,500	3,750,495
California — 6.2%
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	14,998	16,396,475
University of California, RB, General, Series O (c):
5.25%, 5/15/19	5,675	6,199,427
5.25%, 5/15/19	11,090	12,114,827
5.25%, 5/15/19	3,235	3,533,946

		38,244,675
Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z-3, 5.05%, 7/01/42	12,000	12,246,360
District of Columbia — 1.3%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (c)	7,495	8,078,670
Florida — 2.6%
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	14,747	16,108,136
Illinois — 4.8%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (c)	10,000	10,789,300

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Illinois (continued)
State of Illinois Toll Highway Authority, RB, Series B, Senior:
Priority, 5.50%, 1/01/18 (c)	$6,999	$7,332,605
5.00%, 1/01/40	10,976	11,787,641

		29,909,546
Kentucky — 1.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/19 (c)	9,195	10,242,127
Maryland — 0.8%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	4,710	4,935,515
Nevada — 2.8%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 7/01/34	15,789	17,519,161
New York — 6.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18(c)	3,556	3,733,167
5.00%, 6/15/37	20,643	21,672,815
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	10,001	11,317,695

		36,723,677
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/19 (c)	5,000	5,371,950
Ohio — 2.2%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	4,400	4,561,040

8	BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Ohio (continued)
State of Ohio Hospital Facilities, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	$8,500	$9,090,325

		13,651,365
Oregon — 1.2%
State of Oregon Housing & Community Services Department, HRB, M/F Housing, Series A, AMT, 4.95%, 7/01/30	7,212	7,429,694
Texas — 7.5%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	8,333	8,826,003
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 5/15/40	10,000	10,899,280
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27	20,970	25,356,085
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	844	846,330

		45,927,698
Virginia — 2.7%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19(c)	734	799,114
5.50%, 5/15/35	1,364	1,484,649
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	7,999	8,871,945

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$5,002	$5,397,319

		16,553,027
Washington — 6.1%
Central Puget Sound Regional Transit Authority, RB, Series A (c):
5.00%, 11/01/17	5,500	5,707,515
5.00%, 11/01/17	5,500	5,707,515
(AGM), 5.00%, 11/01/17	14,007	14,535,637
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	10,000	11,472,000

		37,422,667
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.4%		304,114,763
Total Long-Term Investments (Cost — $943,958,387) — 162.5%		999,822,665

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (i)(j)	21,179,502	21,179,502
Total Short-Term Securities (Cost — $21,179,502) — 3.4%		21,179,502
Total Investments (Cost — $965,137,889*) — 165.9%		1,021,002,167
Liabilities in Excess of Other Assets — (0.3)%		(1,775,582)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.0)%		(160,017,934)
VMTP Shares, at Liquidation Value — (39.6)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$615,408,651

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$807,673,274

Gross unrealized appreciation		$62,746,703
Gross unrealized depreciation		(9,160,901)

Net unrealized appreciation		$53,585,802

BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	When-issued security.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on November 15, 2019 is $5,295,502.

(i)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,852,839	14,326,663	21,179,502	$21,179,502	$11,590	$504

(j)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(50)	10-Year U.S. Treasury Note	March 2017	$6,225,781	$24,399
(19)	5-Year U.S. Treasury Note	March 2017	$2,239,031	2,495
(39)	Long U.S. Treasury Bond	March 2017	$5,899,969	38,311
(7)	Ultra U.S. Treasury Bond	March 2017	$1,129,844	5,850
Total				$71,055

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds

10	BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock MuniVest Fund, Inc. (MVF)

HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$999,822,665	—	$999,822,665
Short-Term Securities	$21,179,502	—	—	21,179,502

Total	$21,179,502	$999,822,665	—	$1,021,002,167

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$71,055	—	—	$71,055

[1]	See above Schedule of Investments for values in each state.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016	11

Schedule of Investments (concluded)	BlackRock MuniVest Fund, Inc. (MVF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$299,500	—	—	$299,500
Liabilities:
Bank overdraft	—	$(281,841)	—	(281,841)
TOB Trust Certificates	—	(159,743,091)	—	(159,743,091)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

Total	$299,500	$(403,824,932)	—	$(403,525,432)

During the ended period November 30, 2016, there were no transfers between levels.

12	BLACKROCK MUNIVEST FUND, INC.	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund, Inc.

Date:  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniVest Fund, Inc.

Date:  January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniVest Fund, Inc.

Date:  January 23, 2017